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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Special Equity Fund, Evergreen Strategic Growth Fund, for the quarter ended December 31, 2005. These two series have a September 30 fiscal year end.

Date of reporting period:            December 31, 2005

Item 1 – Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 16.4%
Distributors 0.3%
Earle M. Jorgensen Co. * p	79,265	$731,616
Diversified Consumer Services 3.1%
Bright Horizons Family Solutions, Inc. *	66,466	2,462,565
ITT Educational Services, Inc. *	24,731	1,461,850
Jackson Hewitt Tax Service, Inc.	45,334	1,256,205
Steiner Leisure, Ltd. *	81,050	2,882,138
		8,062,758
Hotels, Restaurants & Leisure 3.5%
Bluegreen Corp. * p	143,032	2,259,906
Choice Hotels International, Inc.	94,599	3,950,454
CKE Restaurants, Inc. p	39,762	537,185
IHOP Corp. p	26,018	1,220,504
Jack In The Box, Inc. *	31,567	1,102,635
		9,070,684
Internet & Catalog Retail 0.7%
Blue Nile, Inc. * p	45,127	1,819,069
Leisure Equipment & Products 0.6%
Jakks Pacific, Inc. p	81,127	1,698,799
Media 0.9%
Warner Music Group Corp. * p	120,916	2,330,051
Multi-line Retail 0.5%
Conn’s, Inc. * p	38,204	1,408,582
Specialty Retail 5.8%
Charming Shoppes, Inc. p	196,237	2,590,329
Gymboree Corp.	47,831	1,119,245
Hibbett Sporting Goods, Inc. *	118,179	3,365,738
Pantry, Inc. * p	63,873	3,001,392
Select Comfort Corp. p	102,567	2,805,208
Stein Mart, Inc. p	126,980	2,304,687
		15,186,599
Textiles, Apparel & Luxury Goods 1.0%
K-Swiss, Inc., Class A	78,899	2,559,484
CONSUMER STAPLES 3.4%
Food & Staples Retailing 0.5%
Smart & Final, Inc. * p	109,469	1,409,961
Food Products 1.2%
Flowers Foods, Inc. p	57,338	1,580,235
Gold Kist, Inc * p	95,625	1,429,594
		3,009,829
Personal Products 1.7%
Chattem, Inc. * p	75,632	2,752,248
Parlux Fragrances, Inc.* p	59,670	1,821,725
		4,573,973
ENERGY 6.3%
Energy Equipment & Services 4.3%
Cal Dive International, Inc. * p	84,092	3,018,062
Hornbeck Offshore Services, Inc.	83,166	2,719,528
Parker Drilling Co.	252,889	2,738,788
Veritas DGC, Inc. * p	75,699	2,686,557
		11,162,935

1

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.0%
Berry Petroleum Co., Class A p	22,074	$1,262,633
Maritrans, Inc. p	71,828	1,868,965
Swift Energy Co. *	47,222	2,128,295
		5,259,893
FINANCIALS 7.8%
Commercial Banks 0.7%
East West Bancorp, Inc.	19,038	694,696
UCBH Holdings, Inc. p	58,793	1,051,219
		1,745,915
Consumer Finance 1.9%
Advanta Corp., Class B p	40,494	1,313,625
Asta Funding, Inc.	23,087	631,199
Nelnet, Inc., Class A * p	72,071	2,931,848
		4,876,672
Insurance 4.0%
American Equity Investment Life Holding Co. p	108,231	1,412,415
Delphi Financial Group, Inc.	36,611	1,684,472
Ohio Casualty Corp.	88,701	2,512,012
Reinsurance Group of America, Inc. p	58,429	2,790,569
The Hanover Insurance Group, Inc.	16,435	686,490
Universal American Financial Corp. * p	49,423	745,299
Zenith National Insurance Corp.	14,811	683,083
		10,514,340
Thrifts & Mortgage Finance 1.2%
Accredited Home Lenders Holding Co.	34,116	1,691,472
Corus Bankshares, Inc. p	25,838	1,453,904
		3,145,376
HEALTH CARE 20.8%
Biotechnology 6.4%
Abgenix, Inc.* p	184,616	3,971,090
Arena Pharmaceuticals, Inc. * p	202,905	2,885,309
ArQule, Inc. * p	291,911	1,786,495
Incyte Corp. * p	377,039	2,013,388
Isis Pharmaceuticals *p	203,208	1,064,810
Medarex, Inc. * p	246,205	3,409,939
United Therapeutics Corp. * p	23,353	1,614,160
		16,745,191
Health Care Equipment & Supplies 6.6%
Anika Therapeutics Inc. *	88,351	1,032,823
Cutera, Inc. * p	58,453	1,540,821
Dade Behring Holdings, Inc.	58,658	2,398,526
Greatbatch, Inc. p	78,887	2,051,851
Haemonetics Corp. * p	37,472	1,830,882
Hologic, Inc. *	125,402	4,755,244
Palomar Medical Technologies, Inc. * p	56,915	1,994,302
Respironics, Inc. *	43,019	1,594,714
		17,199,163
Health Care Providers & Services 6.2%
American Retirement Corp. * p	82,112	2,063,475
AMN Healthcare Services, Inc. * p	200,470	3,965,297
Genesis HealthCare Corp. * p	4,862	177,560

2

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
LCA-Vision, Inc. p	57,566	$2,734,961
Magellan Health Services, Inc. *	45,325	1,425,471
MedCath Corp. *	67,986	1,261,140
Odyssey HealthCare, Inc. * p	64,985	1,211,320
Sierra Health Services, Inc. * p	16,377	1,309,505
TriZetto Group, Inc. * p	108,325	1,840,442
		15,989,171
Pharmaceuticals 1.6%
Alpharma, Inc.	23,035	656,728
Durect Corp., Inc. * p	162,384	823,287
K-V Pharmaceutical Co., Class A p	130,837	2,695,242
		4,175,257
INDUSTRIALS 14.4%
Aerospace & Defense 1.3%
Innovative Solutions & Support, Inc. * p	132,486	1,693,165
Moog, Inc., Class A *	57,832	1,641,272
		3,334,437
Airlines 0.9%
Continental Airlines, Inc., Class B	105,654	2,250,430
Building Products 1.0%
Lennox International, Inc.	91,252	2,573,306
Commercial Services & Supplies 4.0%
Barret Business Services, Inc. *	51,289	1,281,712
Clean Harbors, Inc. * p	98,193	2,828,941
Corporate Executive Board Co.	25,284	2,267,975
Kforce, Inc. * p	188,438	2,102,968
Korn/Ferry International * p	110,125	2,058,236
		10,539,832
Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV p	129,464	3,263,787
Electrical Equipment 3.0%
Energy Conversion Devices, Inc. * p	72,379	2,949,444
General Cable Corp. p	89,196	1,757,161
Thomas & Betts Corp. *	76,033	3,190,345
		7,896,950
Machinery 1.2%
Nordson Corp.	4,787	193,921
Oshkosh Truck Corp. p	26,662	1,188,859
Stewart & Stevenson Services, Inc. p	79,345	1,676,560
		3,059,340
Road & Rail 1.7%
Amerco	31,175	2,246,159
Celadon Group, Inc. * p	80,490	2,318,112
		4,564,271
INFORMATION TECHNOLOGY 24.6%
Communications Equipment 0.9%
Comtech Telecommunications Corp. * p	18,682	570,548
NETGEAR, Inc. * p	33,153	638,195
Symmetricom, Inc. * p	125,103	1,059,623
		2,268,366

3

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 3.8%
Emulex Corp. *	160,351	$3,173,346
Imation Corp.	65,253	3,006,206
Intergraph Corp. * p	25,518	1,271,052
Komag, Inc. * p	31,979	1,108,392
Palm, Inc. * p	8,521	270,968
Western Digital Corp. * p	66,500	1,237,565
		10,067,529
Electronic Equipment & Instruments 2.8%
Brightpoint, Inc. * p	55,235	1,531,653
Coherent, Inc. * p	29,484	875,085
Optimal Group, Inc., Class A *	105,444	2,136,295
Orbotech, Ltd. *	111,335	2,668,700
		7,211,733
Internet Software & Services 3.5%
Digital Insight Corp. * p	94,517	3,026,434
RealNetworks, Inc. p	212,292	1,647,386
SonicWALL, Inc. * p	165,190	1,308,305
Websense, Inc. *	46,392	3,045,171
		9,027,296
IT Services 1.0%
Sykes Enterprises, Inc. * p	203,416	2,719,672
Semiconductors & Semiconductor Equipment 5.6%
ADE Corp. * p	79,842	1,920,999
Advanced Energy Industries, Inc. * p	101,306	1,198,450
Atmel Corp. *	430,859	1,331,354
Cymer, Inc. * p	64,040	2,274,060
IXYS Corp. * p	172,624	2,017,975
Micrel, Inc. * p	129,055	1,497,038
ON Semiconductor Corp.	218,732	1,209,588
PortalPlayer, Inc. * p	58,181	1,647,686
Zoran Corp. * p	90,434	1,465,935
		14,563,085
Software 7.0%
Ansoft Corp. * p	40,046	1,363,566
ANSYS, Inc. *	80,936	3,455,158
Blackboard, Inc. * p	118,577	3,436,361
FileNet Corp.	97,611	2,523,244
Parametric Technology Corp. *	88,525	540,003
Quality Systems, Inc. p	31,370	2,407,961
Sybase, Inc. * p	157,616	3,445,486
Transaction Systems Architects, Inc., Class A *	2,442	70,305
Wind River Systems, Inc. p	68,719	1,014,980
		18,257,064
MATERIALS 3.2%
Chemicals 1.0%
Agrium, Inc. p	123,656	2,719,196
Metals & Mining 2.2%
IPSCO, Inc.	38,689	3,210,413
Reliance Steel & Aluminum Co.	40,299	2,463,075
		5,673,488

4

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.4%
Talk America Holdings, Inc. * p	116,243	$1,003,177
Wireless Telecommunication Services 1.0%
Centennial Communications Corp. p	169,533	2,631,152
Total Common Stocks (cost $216,079,225)		256,299,429

	Principal Amount	Value

SHORT-TERM INVESTMENTS 30.5%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
3.82%, 01/26/2006 †	$100,000	$99,756
3.86%, 02/09/2006 †	100,000	99,604
3.88%, 02/09/2006 †	125,000	124,501
		323,861

	Shares	Value

MUTUAL FUND SHARES 30.4%
Evergreen Institutional Money Market Fund ø	3,440,052	3,440,052
Navigator Prime Portfolio pp	75,774,423	75,774,423
		79,214,475
Total Short-Term Investments (cost $79,538,336)		79,538,336
Total Investments (cost $295,617,561) 128.8%		335,837,765
Other Assets and Liabilities (28.8%)		(75,077,425)
Net Assets 100.0%		$260,760,340
*	Non-income producing security
p	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

At December 31, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2005	Unrealized Loss
March 2006	12 Russell 2000 Index	$4,125,950	$4,055,916	$70,034

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $295,844,245. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,289,986 and $5,296,466, respectively, with a net unrealized appreciation of $39,993,520.

5

EVERGREEN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 15.1%
Hotels, Restaurants & Leisure 4.3%
McDonald’s Corp.	520,100	$17,537,772
Panera Bread Co., Class A * p	200,550	13,172,124
Starwood Hotels & Resorts Worldwide, Inc., Class B	320,870	20,490,758
Station Casinos, Inc.	306,250	20,763,750
		71,964,404
Household Durables 1.3%
Harman International Industries, Inc.	228,125	22,322,031
Internet & Catalog Retail 1.7%
eBay, Inc. *	657,425	28,433,631
Media 1.4%
Getty Images, Inc. * p	258,601	23,085,311
Multi-line Retail 3.2%
Federated Department Stores, Inc.	305,630	20,272,438
Target Corp.	610,140	33,539,396
		53,811,834
Specialty Retail 1.8%
Best Buy Co., Inc.	330,645	14,376,445
Home Depot, Inc.	410,325	16,609,956
		30,986,401
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	705,430	23,519,036
CONSUMER STAPLES 8.5%
Beverages 2.7%
PepsiCo, Inc.	780,975	46,140,003
Food & Staples Retailing 0.1%
Costco Wholesale Corp.	19,225	951,061
Household Products 3.5%
Procter & Gamble Co.	1,003,503	58,082,754
Tobacco 2.2%
Altria Group, Inc.	505,130	37,743,313
ENERGY 4.6%
Energy Equipment & Services 3.1%
ENSCO International, Inc.	407,085	18,054,220
National Oilwell Varco, Inc.*	69,075	4,331,003
Tidewater, Inc.	136,300	6,059,898
Transocean, Inc.*	332,300	23,157,987
		51,603,108
Oil, Gas & Consumable Fuels 1.5%
Burlington Resources, Inc.	87,075	7,505,865
EOG Resources, Inc.	248,525	18,234,279
		25,740,144
FINANCIALS 8.1%
Capital Markets 6.2%
Franklin Resources, Inc.	230,900	21,706,909
Goldman Sachs Group, Inc. p	141,925	18,125,242
Merrill Lynch & Co., Inc.	371,150	25,137,989
Nuveen Investments, Inc., Class A p	617,665	26,324,882
T. Rowe Price Group, Inc.	164,654	11,860,028
		103,155,050

1

EVERGREEN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.9%
American Express Co.	626,051	$32,216,585
Real Estate 0.0%
Franklin Capital Associates, LP  +	500,000	24,157
HEALTH CARE 20.8%
Biotechnology 4.9%
Amgen, Inc. *	572,320	45,133,155
Genentech, Inc. *	238,800	22,089,000
Gilead Sciences, Inc. *	276,235	14,538,248
		81,760,403
Health Care Equipment & Supplies 3.0%
Hologic, Inc. *	104,647	3,968,215
Kyphon, Inc. * p	458,740	18,730,354
Medtronic, Inc.	494,100	28,445,337
		51,143,906
Health Care Providers & Services 7.9%
Caremark Rx, Inc. *	589,875	30,549,626
Medco Health Solutions, Inc. *	246,165	13,736,007
UnitedHealth Group, Inc.	864,130	53,697,038
WellPoint, Inc. *	428,410	34,182,834
		132,165,505
Pharmaceuticals 5.0%
Abbott Laboratories	175,050	6,902,222
Johnson & Johnson	1,286,175	77,299,117
		84,201,339
INDUSTRIALS 12.4%
Aerospace & Defense 4.6%
Boeing Co.	368,075	25,853,588
Precision Castparts Corp.	466,075	24,147,346
Rockwell Collins Corp.	565,960	26,300,161
		76,301,095
Industrial Conglomerates 5.8%
3M Co.	20,000	1,550,000
General Electric Co.	2,671,796	93,646,450
Tyco International, Ltd.	62,500	1,803,750
		97,000,200
Machinery 2.0%
Caterpillar, Inc.	590,125	34,091,521
INFORMATION TECHNOLOGY 27.8%
Communications Equipment 8.1%
Cisco Systems, Inc. *	1,875,920	32,115,750
Corning, Inc. *	1,695,350	33,330,581
Motorola, Inc.	1,437,170	32,465,670
QUALCOMM, Inc.	880,210	37,919,447
		135,831,448
Computers & Peripherals 3.3%
Apple Computer, Inc. *	337,500	24,262,875
Dell, Inc. *	88,250	2,646,618
EMC Corp. *	1,305,075	17,775,121
International Business Machines Corp.	133,900	11,006,580
		55,691,194

2

EVERGREEN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 4.6%
Google, Inc., Class A *	128,369	$53,255,164
Yahoo!, Inc. *	586,885	22,994,154
		76,249,318
IT Services 2.7%
aQuantive, Inc. p	195,775	4,941,361
Automatic Data Processing, Inc.	520,770	23,898,135
Paychex, Inc.	419,100	15,976,092
		44,815,588
Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	714,045	17,822,563
National Semiconductor Corp.	839,455	21,809,041
Texas Instruments, Inc.	877,975	28,156,658
		67,788,262
Software 5.1%
Adobe Systems, Inc.	496,675	18,357,108
Microsoft Corp.	1,308,140	34,207,861
Oracle Corp. *	2,004,000	24,468,840
Red Hat, Inc. * p	321,265	8,751,259
		85,785,068
Total Common Stocks (cost $1,433,798,359)		1,632,603,670
SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund ø	44,842,752	44,842,752
Navigator Prime Portfolio pp	69,727,766	69,727,766
Total Short-Term Investments (cost $114,570,518)		114,570,518
Total Investments (cost $1,548,368,877) 104.1%		1,747,174,188
Other Assets and Liabilities (4.1%)		(68,778,447)
Net Assets 100.0%		$1,678,395,741

*	Non-income producing security
p	All or a portion of this security is on loan.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,553,408,943. The gross unrealized appreciation and depreciation on securities based on tax cost was $208,080,663 and $14,315,418, respectively, with a net unrealized appreciation of $193,765,245.

3

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: February 27, 2006

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: February 27, 2006